Additional Information On Consolidated Earnings (Loss)	12 Months Ended
Mar. 31, 2026
Profit (loss) [abstract]
Additional Information on consolidated earnings (loss)	ADDITIONAL INFORMATION ON CONSOLIDATED (LOSS) EARNINGS
The following table provides additional information on the consolidated (loss) earnings:

Year ended	March 31,
	2026	2025
	$	$
Expenses by Nature
Employee compensation and subcontractor costs	414,021	409,219
Tax credits (a)	(12,840)	(9,121)
Licenses and telecommunications	14,012	13,383
Professional fees	10,248	7,436
Other expenses	11,709	12,361
Loss on disposal of property and equipment, intangible and lease modification	310	150
Depreciation of property and equipment	1,639	2,013
Depreciation of right-of-use assets	1,860	2,510
	440,959	437,951
Expenses by Function
Cost of revenues	315,308	317,347
Selling, general and administrative expenses (b)	122,152	116,081
Depreciation	3,499	4,523
	440,959	437,951

(a) Tax credits are included in cost of revenues.
(b) For the year ended March 31, 2026, selling, general and administrative expenses includes termination and benefit costs for management personnel of nil (2025 - $2,132,000) and nil (2025 - $246,000) of reversal of share-based compensation expense for forfeited equity instruments.